Consolidated Statements of Cash Flows (USD $)	12 Months Ended		90 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (191,800)	$ (5,728)	$ (197,528)
Adjustments to reconcile net loss to net cash from operating activities:
Amortization	336	28	364
Stock based compensation	0	200	200
Change in assets and liabilities:
Prepaid expenses	(3,188)	0	(3,188)
Accrued expenses	17,012	0	17,012
Due to shareholders	(5,000)	5,500	500
Net cash from operating activities	(182,640)	0	(182,640)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share issuance	286,000	0	286,000
NET CHANGE IN CASH	103,360	0	103,360
CASH, beginning of period	0	0
CASH, end of period	103,360	0	103,360
SUPPLEMENTAL DISCLOSURE OF NONCASH ACTIVITIES:
Common stock issued for acquisition of Global Green International, Inc.	$ 0	$ 6,831	$ 6,831